Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits
(10)	Retirement Benefits

The Company has a 401(k) plan for its employees, which grants eligible employees (those salaried employees with at least three months of service) the opportunity to invest from 2% to 15% of their base compensation in certain investment alternatives. The Company contributes an amount equal to 25% of employee contributions on the first 6% of base compensation contributed by eligible employees for the first three years of participation. Subsequent years of participation in excess of three years will increase the Company matching contribution from 25% to 50% of an employee’s contributions, on the first 6% of base compensation contributed by eligible employees. A member becomes fully vested in the Company’s contributions upon (a) completion of five years of service, or (b) normal retirement, early retirement, permanent disability, or death. The Company’s contribution to this plan amounted to approximately $218,000, $166,000, and $156,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company also maintains a profit-sharing plan in which the Company can contribute to the participant’s 401(k) account, at its discretion, up to the legal limit of the Internal Revenue Code. The Company did not contribute to the profit sharing plan during 2011, 2010 and 2009.

The Company maintains the Northfield Bank Employee Stock Ownership Plan (the ESOP). The ESOP is a tax-qualified plan designed to invest primarily in the Company’s common stock. The ESOP provides employees with the opportunity to receive a funded retirement benefit from the Bank, based primarily on the value of the Company’s common stock. The ESOP was authorized to, and did purchase, 1,756,279 shares of the Company’s common stock in the Company’s initial public offering at a price of $10.00 per share. This purchase was funded with a loan from Northfield Bancorp, Inc. to the ESOP. The first payment on the loan from the ESOP to the Company was due and paid on December 31, 2007, and the outstanding balance at December 31, 2011 and 2010, was $15.0 million and $15.4 million, respectively. The shares of the Company’s common stock purchased in the initial public offering are pledged as collateral for the loan. Shares are released for allocation to participants as loan payments are made. A total of 61,801 and 60,570 shares were released and allocated to participants for the ESOP year ended December 31, 2011 and 2010, respectively. ESOP compensation expense for the year ended December 31, 2011, 2010, and 2009 was $790,000, $774,000, and $676,000, respectively. Cash dividends on unallocated shares are utilized to satisfy required debt payments. Dividends on allocated shares are utilized to prepay debt which releases additional shares to participants.

The Company maintains a Supplemental Employee Stock Ownership Plan (the SESOP), a non-qualified plan, that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the ESOP’s benefit formula due to tax law limits for tax-qualified plans. The supplemental payments for the SESOP consist of cash payments representing the value of Company shares that cannot be allocated to participants under the ESOP due to legal limitations imposed on tax-qualified plans. The Company made a contribution to the SESOP plan of $25,000, $33,000, and $41,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company provides post retirement medical and life insurance to a limited number of retired individuals. The Company also provides retiree life insurance benefits to all qualified employees, up to certain limits. The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2011	2010	2009
Accumulated postretirement benefit obligation beginning of year	$1,668	$1,670	$1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)

Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670

Plan assets at fair value	—	—	—
Unrecognized transition obligation	—	—	—
Unrecognized prior service cost	—	—	—
Unrecognized loss	—	—	—

Accrued liability (included in accrued expenses and other liabilities)	$1,697	$1,667	$1,670

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) (in thousands):

	December 31,
	2011	2010
Net loss	$288	$266
Transition obligation	67	84
Prior service cost	106	121

Loss recognized in accumulated other comprehensive income (loss)	$461	$471

The estimated net loss, transition obligation, and prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic cost in 2012 are $27,778, $16,711, and $15,575, respectively.

The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	December 31,
	2011	2010	2009
Service cost	$6	$5	$4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17

Net postretirement benefit cost included in compensation and employee benefits	$143	$151	$146

The assumed discount rate related to plan obligations reflects the weighted average of published market rates for high-quality corporate bonds with terms similar to those of the plans expected benefit payments, rounded to the nearest quarter percentage point. The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2011	2010	2009
Assumptions used to determine benefit obligation at period end:
Discount rate	4.00%	5.00%	5.50%
Rate of increase in compensation	4.00	4.00	4.25
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.00	5.50	6.25
Rate of increase in compensation	4.00	4.25	4.25

At both December 31, 2011 and 2010, a medical cost trend rate of 8.75%, decreasing 0.50% per year thereafter until an ultimate rate of 4.75% is reached, was used in the plan’s valuation. The Company’s healthcare cost trend rates are based, among other things, on the Company’s own experience and third party analysis of recent and projected healthcare cost trends.

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage		One Percentage
	Point Increase		Point Decrease
	2011	2010	2011	2010
Effect on benefits earned and interest cost	$7	$7	$(5)	$(6)
Effect on accumulated postretirement benefit obligation	134	129	(119)	(115)

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage			One Percentage
	Point Increase			Point Decrease
	2011	2010	2009	2011	2010	2009
Aggregate of service and interest components of net periodic cost (benefit)	$7	$7	$8	$(5)	$(6)	$(6)

Benefit payments of approximately $104,000, $108,000, and $97,000 were made in 2011, 2010, and 2009, respectively. The benefits expected to be paid under the postretirement health benefits plan for the next five years are as follows: $109,000 in 2012; $114,000 in 2013; $119,000 in 2014; $123,000 in 2015; and $125,000 in 2016. The benefit payments expected to be paid in the aggregate for the years 2016 through 2021 are $623,000. The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2011, and include estimated future employee service.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003, or Medicare Act, introduced both a Medicare prescription-drug benefit and a federal subsidy to sponsors of retiree health-care plans that provide a benefit at least “actuarially equivalent” to the Medicare benefit. The Company has evaluated the estimated potential subsidy available under the Medicare Act and the related costs associated with qualifying for the subsidy. Due to the limited number of participants in the plan, the Company has concluded that it is not cost beneficial to apply for the subsidy. Therefore, the accumulated postretirement benefit obligation information and related net periodic postretirement benefit costs do not reflect the effect of any potential subsidy.

The Company maintains a nonqualified plan to provide for the elective deferral of all or a portion of director fees by members of the participating board of directors, deferral of all or a portion of the compensation and/or annual incentive compensation payable to eligible employees of the Company, and to provide to certain officers of the Company benefits in excess of those permitted to be paid by the Company’s savings plan, ESOP, and profit-sharing plan under the applicable Internal Revenue Code. The plan obligation was approximately $4,145,000 and $4,095,000 at December 31, 2011 and 2010, respectively, and is included in accrued expenses and other liabilities on the consolidated balance sheets. Expense under this plan was $151,000, $597,000, and $592,000 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company invests to fund this future obligation, in various mutual funds designated as trading securities. The securities are marked-to-market through current period earnings as a component of non-interest income. Accrued obligations under this plan are credited or charged with the return on the trading securities portfolio as a component of compensation and benefits expense.

The Company entered into a supplemental retirement agreement with its former president and current director on July 18, 2006. The agreement provides for 120 monthly payments of $17,450. The present value of the obligation, of approximately $1,625,000, was recorded in compensation and benefits expense in 2006. The present value of the obligation as of December 31, 2011 and 2010, was approximately $880,000 and $1,039,000, respectively.